STOCK OPTION RESERVE (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 144	$ 769
PBI 2021 Equity Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Shares issued	470
Shares bought back in cashless exercise	95,730
Shares available for future awards	47,850